Note 38 - Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	195	328
Trading assets	145	172
Positive market values from derivative financial instruments	34	156
Non-trading financial assets mandatory at fair value through profit or loss	16	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans at amortized cost	212	1,089
Other assets	0	4
Total assets	408	1,422
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	51	74
Negative market values from derivative financial instruments	51	74
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	51	74
Off-balance sheet exposure	0	0
Total	357	1,348
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	8,675	7,860
Trading assets	2,910	4,825
Positive market values from derivative financial instruments	4,224	300
Non-trading financial assets mandatory at fair value through profit or loss	1,541	2,735
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	830	298
Loans at amortized cost	68,398	60,338
Other assets	956	575
Total assets	78,859	69,072
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	1,251	185
Negative market values from derivative financial instruments	1,251	185
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	1,251	185
Off-balance sheet exposure	10,644	7,765
Total	88,252	76,652
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	319	0
Central bank funds sold and securities purchased under resale agreements	87	82
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	4,956	4,923
Trading assets	3,159	3,243
Positive market values from derivative financial instruments	863	9
Non-trading financial assets mandatory at fair value through profit or loss	933	1,671
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	298	1,043
Loans at amortized cost	31,077	26,406
Other assets	3,293	3,333
Total assets	40,030	35,787
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	438	20
Negative market values from derivative financial instruments	438	20
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	438	20
Off-balance sheet exposure	11,045	10,093
Total	50,637	45,861
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	7	11
Central bank funds sold and securities purchased under resale agreements	2,404	1,593
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	46,695	44,192
Trading assets	3,660	3,980
Positive market values from derivative financial instruments	5,458	2,671
Non-trading financial assets mandatory at fair value through profit or loss	37,577	37,542
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	404	530
Loans at amortized cost	18,896	15,245
Other assets	10,405	12,202
Total assets	78,810	73,773
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	5,021	8,721
Negative market values from derivative financial instruments	5,021	8,721
Other short-term borrowings	0	0
Other Liabilities	0	13
Total liabilities	5,021	8,734
Off-balance sheet exposure	6,747	3,683
Total	80,536	68,722
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	327	12
Central bank funds sold and securities purchased under resale agreements	2,491	1,675
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	60,520	57,303
Trading assets	9,874	12,220
Positive market values from derivative financial instruments	10,580	3,135
Non-trading financial assets mandatory at fair value through profit or loss	40,067	41,948
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,532	1,871
Loans at amortized cost	118,583	103,079
Other assets	14,654	16,114
Total assets	198,107	180,054
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	6,761	9,000
Negative market values from derivative financial instruments	6,761	9,000
Other short-term borrowings	0	0
Other Liabilities	0	13
Total liabilities	6,761	9,013
Off-balance sheet exposure	28,437	21,541
Total	€ 219,782	€ 192,582